OPERATING INCOME - Interest expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING INCOME
Deposits	$ 13,323,516	$ 6,141,680	$ 2,814,505
Borrowing costs	1,658,996	763,717	293,949
Debt instruments in issue	1,426,615	1,328,511	1,053,441
Lease liabilities	113,815	111,349	111,556
Preferred shares	57,701	57,701	57,701
Overnight funds	30,540	11,375	3,870
Other interest (expense)	57,112	28,137	16,534
Interest expenses	$ 16,668,295	$ 8,442,470	$ 4,351,556
Intervention rate issued by Banco de la Republica	13.00%	12.00%	3.00%	1.75%
Net interest income	$ 19,601,869	$ 16,929,815	$ 11,304,222